Balance Sheets Parentheticals - $ / shares	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Stock Transactions, Parenthetical Disclosures [Abstract]
Preferred Stock Series A Par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series A shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares issued	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares outstanding	1,000,000	1,000,000	1,000,000
Preferred Stock Series B Par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series B shares authorized	9,000,000	9,000,000	9,000,000
Preferred Stock Series B shares outstanding	0	0	0
Preferred Stock Series C Par value	$ 0.001	$ 0	$ 0
Preferred Stock Series C shares authorized	2,000,000	0	0
Preferred Stock Series C shares issued	1,107,607	0	0
Preferred Stock Series C shares outstanding	1,107,607	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	600,000,000	5,000,000,000
Common Stock, shares issued	478,376,504	400,356,154	702,433,700
Common Stock, shares outstanding	478,376,504	400,356,154	702,433,700